Non-Controlling Interests - Earnings of Subsidiaries with Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenues	$ 2,347	$ 2,249	$ 2,307
Net earnings (loss)	176	(90)	(118)
Total comprehensive income (loss)	131	(86)	(43)
Amounts attributable to the non-controlling interests:
Net earnings	94	108	42
Total comprehensive income	77	124	31
TransAlta Renewables
Disclosure of subsidiaries [line items]
Revenues	446	462	459
Net earnings (loss)	183	241	13
Total comprehensive income (loss)	138	281	(24)
Amounts attributable to the non-controlling interests:
Net earnings	73	94	11
Total comprehensive income	56	110	0
Distributions paid to non-controlling interests	69	79	85
TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Revenues	181	185	175
Net earnings (loss)	43	29	61
Total comprehensive income (loss)	43	29	61
Amounts attributable to the non-controlling interests:
Net earnings	21	14	31
Total comprehensive income	21	14	31
Distributions paid to non-controlling interests	$ 37	$ 86	$ 87